Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

24. Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is identified as the chief executive officer. The CODM regularly reviews the operation data, segment profits and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

After the acquisition of GAP Shanghai, being the first brand brought into Brand Management starting from February 1, 2023, the Group reorganized its business into two operating segments, which are (i) E-Commerce; (ii) Brand Management, in the purpose of better reflecting the business developments. All prior periods have been restated to reflect the new segment reporting.

The following summary describes the operations in each of the Group’s operating segment:

(i)	E-Commerce focuses on Baozun traditional business and comprises two business line, BEC (Baozun E-Commerce) and BZI (Baozun International).

a> BEC includes our mainland China e-commerce businesses, such as brands’ store operations, customer services and value-added services in logistics and supply chain management, IT and digital marketing.

b> BZI includes our e-commerce businesses outside of mainland China, including locations such as Hong Kong, Macau, Taiwan, South East Asia and Europe.

(ii)

Brand Management engages in holistic brand management, encompassing strategy and tactic positioning, branding and marketing, retail and e-commerce operations, supply chain and logistics and technology empowerment to leverage our portfolio of technologies to forge into longer and deeper relationships with brands.

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2022 and 2023, with prior periods’ segment information retrospectively recast to conform to current period presentation:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
E-Commerce	9,396,256	8,400,631	7,621,114
Brand Management	—	—	1,271,027
Inter-segment eliminations *	—	—	(80,128)
Total consolidated net revenues	9,396,256	8,400,631	8,812,013

**Adjusted Operating Profits (Losses):
E-Commerce	224,104	256,093	163,990
Brand Management	—	—	(187,663)
Total Adjusted Operating Profits (Losses)	224,104	256,093	(23,673)
Inter-segment eliminations *	—	—	—
Unallocated expenses:
Share-based compensation expenses	(196,547)	(142,381)	(103,449)
Amortization of intangible assets resulting from business acquisition	(20,536)	(39,431)	(31,875)
Acquisition-related expenses	—	(13,694)	(12,171)
Cancellation fees of repurchased shares	—	(4,650)	—
Loss on variance from expected contingent acquisition payment	—	(9,495)	—
Impairment of goodwill	—	(13,155)	(35,212)
Total other expenses	(161,025)	(613,595)	(10,646)
Loss before income tax	(154,004)	(580,308)	(217,026)

*The inter-segment eliminations mainly consist of revenues from services provided by E-Commerce to Brand Management.

**Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses and amortization of intangible assets resulting from business acquisition.

The Group’s Chief Operating Decision Maker does not evaluate the performance of the Group’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Geographic Area Information

Geographic revenue information is based on the location of our customer operates. As the Group’s revenues are mainly located in the PRC and the Group revenues derived from within the PRC are RMB8,255,790 and RMB8,701,254 for the years ended 2022 and 2023, respectively.